(John Hancock ESG Core Bond Fund - Classes A, I and R6) | (John Hancock ESG Core Bond Fund)
INVESTMENT OBJECTIVE
To seek total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers). More information about these and other discounts is available from your financial representative and on pages 17 to 19 of the prospectus under "Sales charge reductions and waivers" or pages 140 to 144 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (John Hancock ESG Core Bond Fund) - USD ($)	Class A		Class I	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	none	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		none	none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (John Hancock ESG Core Bond Fund)		Class A	Class I	Class R6
Management fee		0.45%	0.45%	0.45%
Distribution and service (Rule 12b-1) fees		0.25%	none	none
Other expenses	[1]	0.55%	0.54%	0.45%
Total annual fund operating expenses		1.25%	0.99%	0.90%
Contractual expense reimbursement	[2]	(0.38%)	(0.38%)	(0.38%)
Total annual fund operating expenses after expense reimbursements		0.87%	0.61%	0.52%
[1]	"Other expenses" have been estimated for the fund's first year of operations.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.50% of average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2018, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock ESG Core Bond Fund) - - USD ($)	1 Year	3 Years
Class A	485	745
Class I	62	277
Class R6	53	249

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from December 31, 2016 (commencement of operations) to May 31, 2017, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds and other fixed-income securities that meet the manager's sustainability criteria. The manager seeks companies meeting its sustainability criteria with high-quality characteristics, including strong environmental, social, and governance (ESG) profiles. The manager seeks to maintain an effective duration within approximately six months of the portfolio duration of the securities comprising the fund's benchmark index, the Bloomberg Barclays U.S. Intermediate Government/Credit Index. As of June 30, 2017, the duration of the fund's benchmark index was 4.07 years. A debt security is investment grade when assigned a credit rating of BBB– or higher by Standard & Poor's Ratings Services, or an equivalent rating by another nationally recognized statistical rating organization, including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the fund's subadvisor. The fund's investment policies are based on credit ratings at the time of purchase.

Based on the manager's discretion, the fund may at times continue to own securities that have been downgraded to a below-investment-grade credit rating, such as when the security in question is nearing maturity. Under normal circumstances, the fund's portfolio will maintain an average credit rating of investment grade.

The fund invests primarily in a broad range of investment grade bonds and fixed-income securities, including, but not limited to, corporate bonds and debentures, municipal securities (both taxable and tax-exempt) issued by local government authorities, mortgage-backed and asset-backed securities, securities issued by the U.S. government or its related agencies, securities issued by foreign governments and corporations, and securities issued by supranational entities.

The fund may invest in U.S. dollar-denominated securities of foreign governments and corporations. Under normal conditions, the fund does not anticipate investing more than 20% of its total assets in U.S. dollar-denominated foreign securities.

The fund's manager utilizes an investment process that combines fundamental credit research with analysis of ESG metrics. Environmental assessment involves issues such as carbon emissions, pollution, and renewable energy. Social assessment involves issues such as supply chain, discrimination, and human rights. Governance assessment involves issues such as executive compensation, ownership and control, and diverse and independent directors.

The fund's manager has an investment committee that sets duration parameters, yield curve positioning/maturity distribution, and asset allocation parameters for the fund. The manager primarily allocates fund assets among corporate bonds, municipal bonds, asset-backed securities, mortgage-backed securities, and government-related securities according to these parameters. Asset allocation decisions are paired with the manager's fundamental credit research and ESG analysis to determine which securities the fund will invest in. Under normal circumstances, the manager expects to allocate a portion of the fund's portfolio to each of corporate bonds, municipal bonds, asset-backed securities, mortgage-backed securities, and government-related securities.

Potential corporate bond investments are evaluated using a proprietary framework that aggregates material metrics and information from ESG research providers and other third-party sources. The manager selects corporate bond investments that it considers to be best in class relative to their peers based on a set of factors specific to each sector, such as technology, energy, or financials. Corporate bond investments the manager views as best in class are those that have a favorable or above-average ESG profile relative to their peers. Factors resulting in a "best in class" ESG profile may include low or improving pollution or emissions, exemplary health and safety records, minimal risk related to controversies, strong disclosure and transparency policies, and independent board member representation. The manager may also elect to purchase corporate bonds where the proceeds of those bonds are specifically earmarked to fund projects or initiatives that have positive environmental and/or social benefits.

Potential municipal bond investments are evaluated according to the manager's assessment of material ESG issues relevant to a specific sector, such as school districts, public utilities, or hospitals. The manager selects municipal bond investments that it considers to be best in class relative to their peers, based on a set of factors specific to each sector and an evaluation of the issuer's use of proceeds. Factors resulting in a "best in class" ESG profile may include environmental initiatives, income distribution and median income trends, employment sector diversity, and access to high-quality and affordable school systems, housing, and healthcare.

Potential mortgage-backed securities eligibility is based on the proceeds of the bonds which are used to provide stability, affordability, and liquidity to the U.S. housing market and foster sustainable homeownership. Potential commercial mortgage-backed securities eligibility is based on the proceeds of the bonds which are used to provide stability, affordability, and liquidity to the U.S. commerical real estate market including agency programs that support multifamily housing.

Potential asset-backed securities (ABS) are evaluated according to the manager's assessment of material ESG issues for the underlying ABS corporate sponsor such as banks, brokers and finance companies. ABS investments that the manager views as "best in class" are those where the underlying sponsor has a favorable or above-average ESG profile relative to their peers. Material ESG factors are assessed using a proprietary framework that aggregates material metrics and information from ESG research providers and other third-party sources. The manager may also elect to purchase ABS bonds where the proceeds of those bonds are specifically earmarked to fund projects or initiatives that have positive environmental and/or social benefits.

The manager may elect to upgrade or downgrade its opinion of a corporation or municipality's ESG profile, which could impact whether the manager buys or sells a bond issued by that particular entity.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Responsible investing risk. Investing primarily in responsible investments carries the risk that the fund may underperform funds that do not utilize a responsible investment strategy.

Taxable and non taxable municipal bond risk. Taxable municipal bond prices can decline if the issuer's credit quality declines. Revenue bond prices can decline if related projects become unprofitable. An insured municipal bond is subject to the risk that the insurer may be unable to pay claims and is not insured with respect to the market value of the obligation. The interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

U.S. Government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

PAST PERFORMANCE
Performance information is not shown because the fund has been in operation for less than a full calendar year.